CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 18,435	$ 27,726
Restricted cash	100,779	25,983
Restricted cash held by trustees	8,524	15,441
Trade receivables, net	50,984	57,728
Inventories	25,358	25,112
Other current assets	16,223	14,760
Total current assets	220,303	166,750
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	7,545	8,085
Long-term restricted cash	179	216
Other long-term receivables	221	12,124
Total long-term investments and receivables	7,945	20,425
PROPERTY AND EQUIPMENT, NET	81,963	90,893
INTANGIBLE ASSETS, NET	17,154	22,970
GOODWILL	43,468	63,870
Total assets	370,833	364,908
CURRENT LIABILITIES:
Short-term bank credit and loans	7,000	15,857
Current maturities of long-term loans	4,542	4,595
Trade payables	17,210	22,850
Accrued expenses	23,481	22,475
Advances from customers	82,813	2,940
Advances from customers held by trustees	8,515	12,858
Other current liabilities	16,213	18,587
Total current liabilities	159,774	100,162
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	21,493	26,271
Accrued severance pay	7,506	8,157
Other long-term liabilities	3,978	5,179
Total long-term liabilities	$ 32,977	$ 39,607
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at December 31, 2015 and 2014; Issued and outstanding - 44,333,047 and 42,730,424 shares at December 31, 2015 and 2014, respectively	$ 2,048	$ 1,966
Additional paid-in capital	884,126	876,624
Accumulated other comprehensive loss	(3,727)	(1,420)
Accumulated deficit	(704,365)	(652,031)
Total equity	178,082	225,139
Total liabilities and equity	$ 370,833	$ 364,908